                              September 28, 1999

VIA EDGAR
---------

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549

RE:     Separate Account D of Paragon Life Insurance Company
        (File No. 333-80393)

Gentlemen:

        On behalf of the above-referenced registrant, and in lieu of filing a prospectus pursuant to Rule 497(b) under the Securities Act of 1933, as amended (the "Act"), I hereby certify pursuant to Rule 497(j) under the Act that the form of prospectus that would have been filed under Rule 497(b) would not have differed from the prospectus contained in the registrant's registration statement which was filed with the Securities and Exchange Commission via EDGAR on September 1, 1999, and became effective September 22, 1999.

        If you have any questions, please contact the undersigned at
(202) 383-0261.




                                       Sincerely,



                                       /s/ Lloyd F. Bernard
                                       Lloyd F. Bernard



Cc:  Elizabeth A. Rich